COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Sep. 15, 2015	Sep. 30, 2015
Mr. Press [Member]
Commitment And Contingencies [Line Items]
Compensation and accrued vacation		$ 159,810
Ms. Hicks [Member]
Commitment And Contingencies [Line Items]
Annual base salary	$ 175,000
Mr. Martin [Member]
Commitment And Contingencies [Line Items]
Compensation and accrued vacation	$ 87,500